Intangible Assets (Details Narrative) - USD ($)			9 Months Ended		12 Months Ended
	Feb. 19, 2015	Dec. 10, 2014	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jul. 24, 2019
Finite-Lived Intangible Assets [Line Items]
Amortization expense			$ 18,750	$ 18,750	$ 25,000	$ 25,000
Common stock par value			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Impairment charge					$ 50,000
Research and development
Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset purchase value		$ 250,000
Consultant [Member]
Finite-Lived Intangible Assets [Line Items]
Number of common stock issued	444
Common stock par value	$ 0.0001
Share issued price per share	$ 112.61
Number of common stock issued, value	$ 50,000